Employee Benefits Expenses	12 Months Ended
Dec. 31, 2017
Analysis of income and expense [abstract]
Employee Benefits Expenses
EMPLOYEE BENEFITS EXPENSES

(in millions of Canadian dollars)	NOTE	2017	2016
Wages and employee benefits expenses	21	976	933
Share options granted to directors and employees	19(a)	1	1
Pension costs - defined benefit plans	16	7	7
Pension costs - defined contribution plans	16	21	20
Post-employment benefits other than defined benefit pension plans	16	4	5
		1,009	966

KEY MANAGEMENT COMPENSATION
Key management includes the members of the Board of Directors, Presidents and Vice Presidents of the Corporation (same as disclosed in annual information form in section 8.3). The compensation paid or payable to key management for their services is shown below:

(in millions of Canadian dollars)	2017	2016
Salaries and other short-term benefits	11	11
Post-employment benefits	1	—
Share-based payments	6	4
	18	15